COMMITMENTS AND CONTRACTUAL OBLIGATIONS (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Minimum Cash Payment [Member]
Commitment, Monthly Amount	$ 6,000
Equity or Debt Amount of the Company [Member]
Commitment, Monthly Amount	6,000
Consulting Agreement [Member]
Commitment, Monthly Amount	$ 12,000